GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Research and development costs	$ 335	$ 285	$ 299
Other
Disclosure of detailed information about intangible assets [line items]
Gains (losses) on disposal of intangible assets	$ 0	$ 190